Deutsche Investment Management Americas, Inc.

One Beacon Street

Boston, MA 02108

July 29, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Deutsche Multi-Market Income Trust (the “Fund”) (File No. 811-05689) Preliminary
Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of shareholders of the Fund in connection with the Fund’s annual meeting of shareholders to be held on September 30, 2016 (the “Annual Meeting”).

At the Annual Meeting, shareholders will (i) elect one class of the Fund’s Trustees and (ii) consider and act upon a shareholder proposal (if properly presented) requesting that the Board of the Fund take the necessary steps to declassify the Fund’s Board of Trustees. The Fund expects to begin mailing the definitive proxy statement to shareholders on or about August 17, 2016.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President and Counsel

Deutsche Investment Management Americas Inc.